SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stock options and ordinary shares granted by Red 5
Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	19,684,602	US$	0.129	4.95	US$	74,867
Granted	1,921,422	US$	0.116
Exercised	(5,000)	US$	0.124
Forfeited	(67,351)	US$	0.137
Outstanding at December 31, 2012	21,533,673	US$	0.128	4.19	US$	21,815

Vested and expected to vest at December 31, 2012	21,506,496	US$	0.128	4.19	US$	21,815

Exercisable at December 31, 2012	9,302,929	US$	0.132	3.61	US$	21,815

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

Stock options granted by TDC
Share Option Activities

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	16,611,000	HK$	0.10	4.0	Nil
Forfeited	(371,000)	HK$	0.10		Nil

Outstanding at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Vested and expected to vest at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Exercisable at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

2004 Option Plan
Share Option Activities

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,806,615	US$	5.64	3.60	US$	6,351,833
Exercised	(28,321)	US$	5.13
Forfeited	(362,553)	US$	7.83

Outstanding at December 31, 2012	3,415,741	US$	5.41	2.70		Nil

Vested and expected to vest at December 31, 2012	3,379,045	US$	5.41	2.70		Nil

Exercisable at December 31, 2012	2,561,937	US$	5.41	2.66		Nil

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during year 2012.

	For the year ended December 31, 2010		For the year ended December 31, 2011
Risk-free interest rate		0.77%-1.03%		0.33%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		59.24%-60.71%		57.90%
Fair value of options at grant date	US$	2.13-US$2.58	US$	1.92